Property and equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Components of Property and Equipment

The components of property and equipment were as follows:

	March 31, 2015	March 31, 2014
Cost
Asset under capital lease, net	$46,030	$52,059
Information systems, hardware and software	56,054	60,660
Assembly equipment, furniture, fixtures and other	28,780	38,234
Assets under construction	1,082	3,965

	$131,946	$154,918
Accumulated depreciation and amortization
Asset under capital lease, net	$5,424	$2,946
Information systems, hardware and software	48,741	49,197
Assembly equipment, furniture, fixtures and other	23,036	29,160

	$77,201	$81,303
Net book value
Asset under capital lease, net	$40,606	$49,113
Information systems, hardware and software	7,313	11,463
Assembly equipment, furniture, fixtures and other	5,744	9,074
Assets under construction	1,082	3,965

	$54,745	$73,615

Future Minimum Annual Payments under Capital Lease

Future minimum annual payments under capital lease at March 31, 2015 are as follows:

Fiscal year ending March 31,

Annual minimum lease payments
2016	$4,690
2017	4,690
2018	4,690
2019	5,033
2020	5,065
2021 and thereafter	72,502

Total minimum lease payments	$96,670
Less: imputed interest on capital lease	41,749

Present value of minimum lease payments	$54,921